Note 12 - Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
September 30, 2024	Actual		To be Well Capitalized under Prompt Corrective Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$58,532	10.20%	$51,652	9.00%
December 31, 2023	Actual		To be Well Capitalized under Prompt Corrective Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$55,730	10.09%	$49,724	9.00%

December 31, 2023	Actual		To be Well Capitalized under Prompt Corrective Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$55,730	10.09%	$49,724	9.00%
December 31, 2022	Actual		To be Well Capitalized under Prompt Corrective Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$54,415	10.08%	$48,599	9.00%